SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of General Terms of Stock-Based Compensation Plans for Awards Granted

Summarized below are the general terms of our stock-based compensation plans, for which awards have been granted as of December 31, 2023.

Stock-Based compensation plan	Granted awards		Vesting schedule	Options’ exercise price	RSUs’ grant date fair value
2004 plan	1,575,037	(1)	immediately upon granting to four years	$3.95~$12.75	—
2006 Plan	256,716	(2)	immediately upon granting to four years	$3.85~$83	$14.55~$80.05
2007 Plan	675,057	(3)	immediately upon granting to four years	$2.90~$90.85	$12.35~$76.75

(1)
The granted awards, net of forfeited or canceled options, were within reserved shares of 1,400 thousand ordinary shares.
(2)
The granted awards, net of forfeited or canceled options or shares, were within reserved shares of 200 thousand ordinary shares.
(3)
The granted awards, net of forfeited or canceled options or shares, were within reserved shares of 400 thousand ordinary shares.

Summary of Option Transactions

Option transactions during the last three years are summarized as follows:

	2023				2022		2021
	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)	Weighted Avg. Exercise Price	No. of Shares (in thousands)	Weighted Avg. Exercise Price	No. of Shares (in thousands)
Balance at January 1	$6.38	33			$6.13	37	$6.16	49
Options granted	—	—			—	—	—	—
Options exercised	—	—			—	—	—	—
Options Forfeited / canceled / expired	5.05	(4)			4.05	(4)	6.25	(12)
Balance at December 31	$6.56	29	0.67	$—	$6.38	33	$6.13	37
Exercisable at December 31	$6.56	29	0.67	$—	$6.38	33	$6.13	37
Vested and expected to vest at December 31	$6.56	29	0.67	$—	$6.38	33	$6.13	37

Information about Stock Options Outstanding

The following table sets forth information about stock options outstanding at December 31, 2023:

Options outstanding			Option currently exercisable
Exercise price	No. of Shares (in thousands)	Weighted average remaining contractual life	Exercise price	No. of Shares (in thousands)
Under $5	4	3.35 years	Under $5	4
$5~$50	25	0.24 years	$5~$50	25
$50~$100	—		$50~$100	—
	29			29